SUPPLEMENT DATED APRIL 4, 2001 TO PROSPECTUSES*

________________________


Effective on April 4, 2001, SSB Citi Fund Management LLC, each
Fund's investment manager and/or administrator, will change its name to Smith Barney Fund Management LLC ("SBFM"). This name change will not affect SBFM's management or operation.




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* Prospectuses dated:

GREENWICH STREET SERIES FUND

April 28, 2000

SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND

September 28, 2000

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

December 29, 2000

SMITH BARNEY APPRECIATION FUND INC.

April 28, 2000

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

September 28,2000

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

	June 28, 2000

SMITH BARNEY ALLOCATION SERIES INC.

	BALANCED PORTFOLIO
	CONSERVATIVE PORTFOLIO
GLOBAL PORTFOLIO
GROWTH PORTFOLIO
HIGH GROWTH PORTFOLIO
INCOME PORTFOLIO
	Class A,B,L and Y Shares
May 30, 2000
	As amended September 11,2000

SMITH BARNEY ALLOCATION SERIES INC.

	SELECT PORTFOLIOS
	May 30, 2000


SMITH BARNEY EQUITY FUNDS

	SMITH BARNEY SOCIAL AWARENESS FUND
	May 30, 2000
	As amended September 11,2000



SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

	January 28, 2001

SMITH BARNEY FUNDS, INC.

	LARGE CAP VALUE PORTFOLIO
	April 28, 2000

	SHORT-TERM HIGH GRADE BOND PORTFOLIO
	April 28, 2000

	U.S. GOVERNMENT SECURITIES PORTFOLIO
	April 28, 2000



SMITH BARNEY INCOME FUNDS

	SMITH BARNEY BALANCED FUND
	November 28, 2000
	SMITH BARNEY CONVERTIBLE FUND
	November 28, 2000
	SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
	November 28, 2000
	SMITH BARNEY HIGH INCOME FUND
	November 28, 2000
	SMITH BARNEY MUNICIPAL HIGH INCOME FUND
	November 28, 2000
	SMITH BARNEY PREMIUM TOTAL RETURN FUND
	April 28, 2000
	SMITH BARNEY TOTAL RETURN BOND FUND
	November 28, 2000

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.

September 28, 2000

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY GOVERNMENT SECURITIES FUND
	April 28, 2000
	SMITH BARNEY GROUP SPECTRUM FUND
	September 14, 2000
	SMITH BARNEY HANSBERGER GLOBAL VALUE FUND
	August 28, 2000
	SMITH BARNEY INVESTMENT GRADE BOND FUND
	April 28, 2000
	SMITH BARNEY PEACHTREE GROWTH FUND
	March 13, 2000
	As amended September 11, 2000
	SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH FUND
	August 28, 2000
	SMITH BARNEY PREMIER SELECTIONS GLOBAL GROWTH FUND
	August 28, 2000
	SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND
	August 28, 2000
	SMITH BARNEY SMALL CAP VALUE FUND
	January 29, 2001
	SMITH BARNEY SMALL CAP GROWTH FUND
	January 29, 2001


SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS
FUND
	March 30, 2001
	SMITH BARNEY INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

	March 30, 2001
	SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
	March 30, 2001
	SMITH BARNEY MID CAP CORE FUND
	March 30, 2001

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

	November 28, 2000

SMITH BARNEY MANAGED MUNICIPALS FUND INC.

	June 28, 2000
	As amended August 21, 2000

SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND

 March 30, 2001

SMITH BARNEY MONEY FUNDS INC.

	April 28, 2000

SMITH BARNEY MUNICIPAL MONEY MARKET FUND INC.

	July 28, 2000

SMITH BARNEY MUNI FUNDS

	FLORIDA PORTFOLIO
	July 28, 2000
	GEORGIA PORTFOLIO
	July 28, 2000
	LIMITED TERM PORTFOLIO
	July 28, 2000
	NATIONAL PORTFOLIO
	July 28, 2000
	NEW YORK PORTFOLIO
	July 28, 2000
	PENNSYLVANIA PORTFOLIO
	July 28, 2000
	CALIFORNIA MONEY MARKET PORTFOLIO
	July 28, 2000
	MASSACHUSETTS MONEY MARKET PORTFOLIO
	July 28, 2000
	NEW YORK MONEY MARKET PORTFOLIO
	July 28, 2000


SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.

July 28, 2000


SMITH BARNEY OREGON MUNICIPALS FUND

August 28,2000

SMITH BARNEY SECTOR SERIES INC.

 SMITH BARNEY FINANCIAL SERVICES FUND
 SMITH BARNEY HEALTH SCIENCES FUND
 SMITH BARNEY TECHNOLOGY FUND
 SMITH BARNEY GLOBAL BIOTECHNOLOGY FUND
 SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND
 SMITH BARNEY GLOBAL TECHNOLOGY FUND
 Feburary 28, 2001

SMITH BARNEY SMALL CAP CORE FUND, INC.

April 28, 2000

SMITH BARNEY TELECOMMUNICATIONS TRUST

April 28, 2000

SMITH BARNEY VARIABLE ACCOUNT FUNDS

April 28, 2000

SMITH BARNEY WORLD FUNDS, INC.

EUROPEAN PORTFOLIO
February 28, 2001

GLOBAL GOVERNMENT BOND FUND
	February 28, 2001

INTERNATIONAL ALL CAP GROWTH PORTFOLIO
	February 28, 2001


TRAVELERS SERIES FUND INC.

	February 28, 2001

GREENWICH STREET CALIFORNIA MUNICIPALS FUND INC.

December 29, 2000

HIGH INCOME OPPORTUNITY FUND INC.

January 26, 2001

THE ITALY FUND INC.

N/A

MANAGED HIGH INCOME PORTFOLIO INC.

June 26, 2000

MANAGED MUNICIPALS PORTFOLIO II INC.

December 29, 2000

MANAGED MUNICIPALS PORTFOLIO INC.

September 28, 2000

MUNICIPAL HIGH INCOME FUND INC.

February 28, 2001

INTERMEDIATE MUNICIPAL FUND INC.

April 28, 2000

TRAVELERS CORPORATE LOAN FUND INC.

	N/A

ZENIX INCOME FUND INC.

N/A




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